FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

September 27, 2024

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:

FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST (the “Registrant”)

Federated Hermes Government Obligations Fund

Select Shares

Institutional Shares

Service Shares

Administrative Shares

Cash II Shares

Cash Series Shares

Capital Shares

Trust Shares

Premier Shares

Advisor Shares

SDG Shares

Federated Hermes Government Obligations Tax-Managed Fund

Automated Shares

Institutional Shares

Service Shares

Federated Hermes Government Reserves Fund

Class A Shares

Class C Shares

Class F Shares

Class P Shares

Federated Hermes Treasury Obligations Fund

Select Shares

Automated Shares

Institutional Shares

Advisor Shares

Service Shares

Administrative Shares

Capital Shares

Trust Shares

Premier Shares

Cash Management Shares

Federated Hermes Trust for U.S. Treasury Obligations

Institutional Shares

Service Shares

Cash II Shares

Cash Series Shares

Federated Hermes Institutional Prime Obligations Fund

Institutional Shares

Services Shares

Federated Hermes Capital Reserves Fund

Federated Hermes Prime Cash Obligations Fund

Automated Shares

Class R Shares

Wealth Shares

Advisor Shares

Service Shares

Cash II Shares

Cash Series Shares

Capital Shares

Trust Shares

(“collectively, the Funds”)

1933 Act File No. 033-31602
1940 Act File No. 811-05950

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the above-named Registrant hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated September 30, 2024, that otherwise would have been filed under Rule 497(c) under the 1933 Act, do not differ from the forms of Prospectuses and Statements of Additional Information contained in the Registration Statement for the Funds which was electronically filed pursuant to Rule 485(b) as Post-Effective Amendment No. 261 on September 25, 2024.

If you have any questions on the enclosed material, please contact Susan Lloyd at Susan.Lloyd@FederatedHermes.com or (724) 720-7260.

Very truly yours,

/s/ George F. Magera
George F. Magera
Assistant Secretary